Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2023
Revenue and Other Income [Abstract]
Schedule of Revenue and Other Income
	Notes	30 June 2023	30 June 2022	30 June 2021
		A$	A$	A$
Revenue
Revenue from Operating Activities
Revenue from contracts with customers at a point in time		1,804,705	765,193	145,776
Total Revenue from Operating Activities		1,804,705	765,193	145,776

Other Income
Australian R&D tax incentive refund		392,877	257,500	356,209
MTEC R&D grant		2,158,936	369,045	-
HJF R&D grant		-	306,595	74,821
EMDG grant		28,000	-	-
COVID-19 government assistance		-	-	161,600
Other income		11,685	24,585	24,480
Total Other Income		2,591,498	957,725	617,110

Other Gains/(Losses) – Net
Fair value gains/(losses) to financial assets	8 (c)(ii)	(523,666)	-	-
Net foreign exchange gains/(losses)		363,724	247,558	(582,528)
Movement in inventory provision		430,932	-	(759,765)